Pacer Metaurus US Large Cap Dividend Multiplier 400 ETF
Schedule of Investments
July 31, 2026 (Unaudited)

COMMON STOCKS - 89.2%	Shares	Value
Communication Services - 9.0%
Alphabet, Inc. - Class A	141,294	$ 50,319,032
Alphabet, Inc. - Class C	113,880	40,615,302
AppLovin Corp. - Class A (a)	6,478	2,564,640
AT&T, Inc.	167,440	3,892,980
Charter Communications, Inc. - Class A (a)(b)	1,994	289,090
Comcast Corp. - Class A	85,849	2,056,942
EchoStar Corp. - Class A (a)(b)	3,263	274,386
Electronic Arts, Inc.	5,417	1,136,812
Fox Corp. - Class A	4,778	278,223
Fox Corp. - Class B	3,328	172,856
Live Nation Entertainment, Inc. (a)(b)	3,812	663,784
Meta Platforms, Inc. - Class A	52,919	29,460,537
Netflix, Inc. (a)	101,450	7,274,980
News Corp. - Class A	8,794	242,363
News Corp. - Class B (b)	2,893	90,464
Omnicom Group, Inc.	6,852	539,252
Paramount Skydance Corp. (b)	7,600	60,496
Take-Two Interactive Software, Inc. (a)	4,183	1,016,134
TKO Group Holdings, Inc.	1,510	274,533
T-Mobile US, Inc.	11,182	1,931,243
Trade Desk, Inc. - Class A (a)	10,284	185,523
Verizon Communications, Inc.	100,625	4,710,256
Walt Disney Co.	41,838	4,024,397
Warner Bros Discovery, Inc. (a)	59,709	1,570,347
		153,644,572

Consumer Discretionary - 8.5%
Airbnb, Inc. - Class A (a)	10,071	1,525,958
Amazon.com, Inc. (a)	235,880	64,060,290
Aptiv PLC (a)	5,098	287,884
AutoZone, Inc. (a)	394	1,188,403
Best Buy Co., Inc.	4,696	405,077
Booking Holdings, Inc.	18,644	3,596,428
Carnival Corp. Ltd.	30,979	861,526
Carvana Co. (a)	17,236	1,074,837
Chipotle Mexican Grill, Inc. (a)	30,892	1,149,800
Darden Restaurants, Inc.	2,753	560,456
Deckers Outdoor Corp. (a)	3,396	329,004
Domino's Pizza, Inc. (b)	725	251,894
DoorDash, Inc. - Class A (a)	9,111	1,787,214
DR Horton, Inc.	6,354	909,003
eBay, Inc.	10,682	1,217,855
Expedia Group, Inc.	2,752	811,124
Ford Motor Co.	94,318	1,384,588
Garmin Ltd.	3,945	1,158,962
General Motors Co.	21,719	1,929,950
Genuine Parts Co.	3,294	409,675
Hasbro, Inc.	3,219	302,393
Hilton Worldwide Holdings, Inc.	5,473	1,754,042
Home Depot, Inc.	24,000	7,967,040
Las Vegas Sands Corp.	7,161	350,101
Lennar Corp. - Class A	5,183	426,820
Lowe's Cos., Inc.	13,471	2,799,409

Lululemon Athletica, Inc. (a)	2,523	299,909
Marriott International, Inc. - Class A	5,267	1,963,696
McDonald's Corp.	17,101	4,628,215
MGM Resorts International (a)(b)	4,601	205,067
NIKE, Inc. - Class B	28,907	1,205,711
Norwegian Cruise Line Holdings Ltd. (a)(b)	11,036	204,497
NVR, Inc. (a)	64	393,411
O'Reilly Automotive, Inc. (a)	19,940	1,781,639
PulteGroup, Inc.	4,568	577,715
Ralph Lauren Corp.	922	350,673
Ross Stores, Inc.	7,757	1,947,550
Royal Caribbean Cruises Ltd.	5,983	1,904,389
Starbucks Corp.	27,436	2,887,639
Tapestry, Inc.	4,838	737,166
Tesla Motors, Inc. (a)	67,847	21,114,665
TJX Cos., Inc.	26,642	4,191,852
Tractor Supply Co.	12,637	388,840
Ulta Beauty, Inc. (a)	1,032	529,241
Williams-Sonoma, Inc.	2,828	646,650
Wynn Resorts Ltd.	2,000	198,620
Yum! Brands, Inc.	6,632	1,016,553
		145,673,431

Consumer Staples - 4.2%
Altria Group, Inc.	40,242	2,749,736
Archer-Daniels-Midland Co.	11,606	920,007
Brown-Forman Corp. - Class B	4,049	116,328
Bunge Global SA	3,252	345,460
Casey's General Stores, Inc.	882	768,222
Church & Dwight Co., Inc.	5,691	562,328
Clorox Co. (b)	2,903	277,323
Coca-Cola Co.	93,308	8,172,848
Colgate-Palmolive Co.	19,272	1,759,533
Constellation Brands, Inc. - Class A	3,337	434,577
Costco Wholesale Corp.	10,674	10,160,474
Dollar General Corp.	5,299	673,238
Dollar Tree, Inc. (a)	4,348	553,109
Estee Lauder Cos., Inc. - Class A	5,933	497,779
General Mills, Inc. (b)	12,853	459,495
Hershey Co.	3,543	620,202
Hormel Foods Corp.	7,008	175,270
J M Smucker Co.	2,569	306,379
Kenvue, Inc.	46,242	889,696
Keurig Dr Pepper, Inc.	32,785	1,020,269
Kimberly-Clark Corp. (b)	7,987	873,059
Kroger Co.	13,639	787,516
McCormick & Co., Inc.	6,090	309,981
Molson Coors Beverage Co. - Class B (b)	3,864	160,588
Mondelez International, Inc. - Class A	30,913	1,926,189
Monster Beverage Corp. (a)	17,181	1,655,905
PepsiCo, Inc.	32,931	4,595,850
Philip Morris International, Inc.	37,529	7,161,284
Procter & Gamble Co.	56,094	8,105,022
Sysco Corp.	11,518	981,794
Target Corp.	10,920	1,577,831
The Kraft Heinz Co.	20,562	531,528
Tyson Foods, Inc. - Class A (b)	6,784	393,201
Walmart, Inc.	105,649	11,748,169
		72,270,190

Energy - 3.0%
APA Corp.	8,491	316,884
Baker Hughes Co.	23,907	1,446,134
Chevron Corp.	45,084	8,873,884
ConocoPhillips	29,347	3,535,727
Devon Energy Corp.	27,781	1,253,756
Diamondback Energy, Inc.	4,652	944,123
EOG Resources, Inc.	12,828	1,907,395
EQT Corp.	15,074	803,293
Expand Energy Corp.	5,745	540,202
ExxonMobil Holdings Corp.	99,872	15,524,104
Halliburton Co.	20,132	649,257
Kinder Morgan, Inc.	47,163	1,517,705
Marathon Petroleum Corp.	7,014	2,219,721
Occidental Petroleum Corp.	17,466	996,785
ONEOK, Inc.	15,180	1,378,496
Phillips 66	9,638	2,040,172
SLB Ltd.	36,006	1,785,538
Targa Resources Corp.	5,169	1,397,543
Texas Pacific Land Corp.	1,392	560,391
Valero Energy Corp.	7,132	2,231,603
Williams Cos., Inc.	29,457	2,107,354
		52,030,067

Financials - 11.3%
Aflac, Inc.	11,012	1,403,810
Allstate Corp.	6,171	1,629,638
American Express Co.	12,819	4,310,389
American International Group, Inc.	12,772	1,003,624
Ameriprise Financial, Inc.	2,141	1,168,643
Aon PLC - Class A	5,144	1,854,669
Apollo Global Management, Inc.	11,085	1,392,165
Arch Capital Group Ltd. (a)	8,362	840,632
Ares Management Corp. - Class A (b)	5,082	650,953
Arthur J Gallagher & Co.	6,159	1,536,178
Assurant, Inc.	1,182	330,003
Bank of America Corp.	157,333	9,746,779
Bank of New York Mellon Corp.	16,535	2,584,917
Berkshire Hathaway, Inc. - Class B (a)	44,176	22,597,791
Blackrock, Inc.	3,452	3,764,026
Blackstone, Inc.	17,894	2,285,959
Block, Inc. (a)	12,888	1,047,021
Brown & Brown, Inc.	7,004	493,082
Capital One Financial Corp.	14,964	3,127,626
Cboe Global Markets, Inc.	2,522	782,400
Charles Schwab Corp.	39,385	4,144,877
Chubb Ltd.	8,661	3,037,239
Cincinnati Financial Corp.	3,694	656,350
Citigroup, Inc.	41,078	5,440,781
Citizens Financial Group, Inc.	10,187	729,899
CME Group, Inc.	8,699	2,329,505
Coinbase Global, Inc. - Class A (a)	5,351	782,637
Corpay, Inc. (a)	1,566	598,384
Erie Indemnity Co. - Class A	602	145,708
Everest Group Ltd.	937	350,579
FactSet Research Systems, Inc. (b)	863	227,142
Fidelity National Information Services, Inc.	12,424	556,222
Fifth Third Bancorp	21,828	1,233,282

Fiserv, Inc. (a)	12,843	692,751
Franklin Resources, Inc.	7,358	249,142
Global Payments, Inc.	5,587	469,755
Globe Life, Inc.	1,854	337,891
Goldman Sachs Group, Inc.	7,086	7,216,241
Hartford Insurance Group, Inc.	6,597	936,180
Huntington Bancshares, Inc.	48,821	831,910
Interactive Brokers Group, Inc. - Class A	10,717	942,989
Intercontinental Exchange, Inc.	13,599	2,073,576
Invesco Ltd.	10,666	315,714
Jack Henry & Associates, Inc.	1,700	261,868
JPMorgan Chase & Co.	64,560	22,711,562
KeyCorp.	22,186	501,182
KKR & Co., Inc.	16,652	1,689,012
Loews Corp.	4,058	470,769
M&T Bank Corp.	3,501	862,261
Marsh & McLennan Cos., Inc.	11,602	2,200,783
Mastercard, Inc. - Class A	19,428	11,134,187
MetLife, Inc.	13,012	1,250,844
Moody's Corp.	3,590	1,717,384
Morgan Stanley	28,889	6,078,823
MSCI, Inc.	1,741	996,270
Nasdaq, Inc.	10,747	1,012,260
Northern Trust Corp.	4,440	808,924
PayPal Holdings, Inc.	21,226	1,214,339
PNC Financial Services Group, Inc.	9,653	2,411,995
Principal Financial Group, Inc.	4,710	535,527
Progressive Corp.	14,075	2,975,736
Prudential Financial, Inc.	8,339	1,018,025
Raymond James Financial, Inc.	4,168	733,485
Regions Financial Corp.	20,553	636,115
Robinhood Markets, Inc. - Class A (a)	19,061	1,649,920
S&P Global, Inc.	7,278	2,998,027
State Street Corp.	6,659	1,226,321
Synchrony Financial	8,090	613,141
T Rowe Price Group, Inc.	5,160	576,630
Travelers Cos., Inc.	5,122	1,917,472
Truist Financial Corp.	29,993	1,554,837
US Bancorp	37,382	2,355,440
Visa, Inc. - Class A	39,969	14,633,850
W R Berkley Corp.	7,065	512,495
Wells Fargo & Co.	73,724	6,373,440
Willis Towers Watson PLC (b)	2,248	755,148
		193,237,131

Health Care - 8.3%
Abbott Laboratories	41,962	4,435,383
AbbVie, Inc.	42,547	10,676,744
Agilent Technologies, Inc.	6,796	940,363
Align Technology, Inc. (a)	1,595	269,810
Amgen, Inc.	12,994	5,004,769
Baxter International, Inc. (b)	12,415	324,776
Becton Dickinson & Co.	6,630	1,098,061
Biogen, Inc. (a)	3,529	716,211
Bio-Techne Corp.	3,773	271,996
Boston Scientific Corp. (a)	35,802	1,673,028
Bristol-Myers Squibb Co.	49,206	3,213,644
Cardinal Health, Inc.	5,627	1,294,379
Cencora, Inc.	4,663	1,451,778

Centene Corp. (a)	11,305	703,397
Charles River Laboratories International, Inc. (a)	1,141	265,294
Cigna Group	6,372	1,778,107
Cooper Cos., Inc. (a)	4,676	338,168
CVS Health Corp.	30,732	3,209,343
Danaher Corp.	15,178	2,959,406
DaVita, Inc. (a)	766	183,909
DexCom, Inc. (a)	9,285	774,833
Edwards Lifesciences Corp. (a)	13,875	1,194,221
Elevance Health, Inc.	5,228	1,964,892
Eli Lilly & Co.	19,058	21,894,593
GE HealthCare Technologies, Inc.	10,937	743,935
Gilead Sciences, Inc.	29,892	3,892,237
HCA Healthcare, Inc.	3,708	1,492,804
Henry Schein, Inc. (a)	2,304	197,568
Humana, Inc.	2,883	1,049,008
IDEXX Laboratories, Inc. (a)	1,883	1,052,729
Incyte Corp. (a)	4,037	482,502
Insulet Corp. (a)	1,658	274,150
Intuitive Surgical, Inc. (a)	8,507	3,005,778
IQVIA Holdings, Inc. (a)	4,015	943,605
Johnson & Johnson	58,006	14,869,838
Labcorp Holdings, Inc.	1,956	604,795
McKesson Corp.	2,886	2,470,964
Medtronic PLC	30,919	2,640,173
Merck & Co., Inc.	59,508	7,747,942
Mettler-Toledo International, Inc. (a)	479	678,408
Moderna, Inc. (a)(b)	8,483	465,038
Pfizer, Inc.	137,341	3,434,898
Quest Diagnostics, Inc.	2,663	620,506
Regeneron Pharmaceuticals, Inc.	2,376	1,812,009
ResMed, Inc.	3,468	731,679
Revvity, Inc.	2,684	302,004
Solventum Corp. (a)(b)	3,519	300,663
STERIS PLC	2,333	532,857
Stryker Corp.	8,293	2,701,030
Thermo Fisher Scientific, Inc.	8,951	5,140,559
UnitedHealth Group, Inc.	21,871	9,063,342
Universal Health Services, Inc. - Class B	1,283	216,109
Veeva Systems, Inc. - Class A (a)	3,588	731,163
Vertex Pharmaceuticals, Inc. (a)	6,086	2,903,631
Viatris, Inc.	28,053	492,611
Waters Corp. (a)	2,335	881,019
West Pharmaceutical Services, Inc.	1,690	576,222
Zimmer Biomet Holdings, Inc.	4,637	435,553
Zoetis, Inc.	10,102	780,784
		140,905,218

Industrials - 7.9%
3M Co.	12,569	2,215,663
A O Smith Corp. (b)	2,693	161,930
Allegion PLC	2,048	322,355
AMETEK, Inc.	5,510	1,331,822
Automatic Data Processing, Inc.	9,610	2,560,681
Axon Enterprise, Inc. (a)	1,923	1,014,882
Boeing Co. (a)	18,993	4,105,147
Broadridge Financial Solutions, Inc.	2,780	427,981
Builders FirstSource, Inc. (a)	2,590	172,080
Carrier Global Corp.	18,781	1,160,854

Caterpillar, Inc.	11,071	9,020,761
CH Robinson Worldwide, Inc.	2,832	418,371
Cintas Corp.	8,177	1,673,260
Comfort Systems USA, Inc.	838	1,449,480
Copart, Inc. (a)	21,358	621,945
CSX Corp.	44,757	2,255,753
Cummins, Inc.	3,303	2,094,763
Deere & Co.	6,025	3,570,837
Delta Air Lines, Inc.	15,729	1,375,344
Dover Corp.	3,225	659,899
DuPont de Nemours, Inc.	3,271	448,173
Eaton Corp. PLC	9,342	3,878,798
EMCOR Group, Inc.	1,053	839,694
Emerson Electric Co.	13,472	2,018,375
Equifax, Inc.	2,860	493,693
Expeditors International of Washington, Inc.	3,134	526,167
Fastenal Co.	27,666	1,319,945
FedEx Corp.	5,283	1,623,994
Fedex Freight Holding Co., Inc. (a)	2,617	367,767
Fortive Corp.	7,317	433,240
GE Vernova, Inc.	6,471	6,408,167
Generac Holdings, Inc. (a)	1,414	278,714
General Dynamics Corp.	6,087	2,333,878
General Electric Co.	25,143	9,053,240
Honeywell Aerospace, Inc. (a)	7,632	1,577,840
Honeywell International, Inc.	7,633	1,855,079
Howmet Aerospace, Inc.	9,619	2,715,059
Hubbell, Inc. (b)	1,273	601,556
Huntington Ingalls Industries, Inc.	940	306,863
IDEX Corp.	1,769	407,666
Illinois Tool Works, Inc.	6,309	1,810,368
Ingersoll Rand, Inc.	8,553	713,149
Jacobs Solutions, Inc.	2,836	382,661
JB Hunt Trasport Services, Inc.	1,780	483,715
Johnson Controls International PLC	14,679	2,152,822
L3Harris Technologies, Inc.	4,470	1,238,458
Leidos Holdings, Inc.	3,017	348,765
Lennox International, Inc.	750	311,910
Lockheed Martin Corp.	4,858	2,830,951
Masco Corp.	4,831	345,320
Nordson Corp.	1,277	380,265
Norfolk Southern Corp.	5,402	1,812,263
Northrop Grumman Corp.	3,198	1,734,851
Old Dominion Freight Line, Inc.	4,393	931,931
Otis Worldwide Corp.	9,235	664,458
PACCAR, Inc.	12,680	1,682,382
Parker-Hannifin Corp.	3,024	2,953,027
Paychex, Inc.	7,765	907,263
Pentair PLC	3,891	254,627
Quanta Services, Inc.	3,586	2,393,153
Republic Services, Inc.	4,790	1,008,534
Rockwell Automation, Inc.	2,677	1,285,174
Rollins, Inc.	7,056	267,916
RTX Corp.	32,425	6,978,508
Snap-On, Inc.	1,227	503,573
Southwest Airlines Co.	11,766	529,117
Stanley Black & Decker, Inc.	3,712	351,081
Textron, Inc.	4,179	356,302
Trane Technologies PLC	5,319	2,419,879
TransDigm Group, Inc.	1,345	1,687,141

Uber Technologies, Inc. (a)	49,055	3,451,510
Union Pacific Corp.	14,294	4,175,706
United Airlines Holdings, Inc. (a)	7,814	948,073
United Parcel Service, Inc. - Class B	17,981	1,873,980
United Rentals, Inc.	1,503	1,622,128
Veralto Corp.	5,894	555,038
Verisk Analytics, Inc.	3,140	611,829
Vertiv Holdings Co. - Class A	9,244	2,233,073
W.W. Grainger, Inc.	1,029	1,422,304
Waste Management, Inc.	8,900	2,016,295
Westinghouse Air Brake Technologies Corp.	4,080	1,186,709
Xylem, Inc.	5,709	667,782
		134,585,707

Information Technology - 33.3% (c)
Accenture PLC - Class A	14,768	2,450,307
Adobe, Inc. (a)	9,715	2,432,733
Advanced Micro Devices, Inc. (a)	39,287	18,706,505
Akamai Technologies, Inc. (a)	3,476	400,366
Amphenol Corp. - Class A	29,627	4,761,059
Analog Devices, Inc.	11,753	4,318,170
Apple, Inc.	353,929	109,332,207
Applied Materials, Inc.	19,118	9,705,635
Arista Networks, Inc. (a)	24,855	4,482,599
Autodesk, Inc. (a)	5,087	1,191,375
Broadcom, Inc.	114,073	44,406,337
Cadence Design System, Inc. (a)	6,637	2,256,713
CDW Corp.	3,063	452,742
Ciena Corp. (a)	3,383	1,275,560
Cisco Systems, Inc.	95,163	11,037,956
Cognizant Technology Solutions Corp. - Class A	11,417	631,931
Coherent Corp. (a)	4,688	1,232,428
Corning, Inc.	18,873	2,609,192
Crowdstrike Holdings, Inc. - Class A (a)	24,484	4,673,016
Datadog, Inc. - Class A (a)	7,961	2,133,309
Dell Technologies, Inc. - Class C	6,952	2,818,132
F5, Inc. (a)	1,357	546,287
Fair Isaac Corp. (a)	553	621,002
First Solar, Inc. (a)	2,587	545,935
Flex Ltd. (a)	8,859	1,007,711
Fortinet, Inc. (a)	14,975	2,425,201
Gartner, Inc. (a)	1,604	242,236
Gen Digital, Inc.	13,262	364,042
GoDaddy, Inc. - Class A (a)	3,172	262,451
Hewlett Packard Enterprise Co.	31,960	1,530,884
HP, Inc.	22,021	600,513
Intel Corp. (a)	113,834	10,267,827
International Business Machines Corp.	22,650	5,065,673
Intuit, Inc.	6,654	2,103,130
Jabil, Inc.	2,542	800,857
Keysight Technologies, Inc. (a)	4,123	1,315,567
KLA Corp.	31,478	5,754,808
Lam Research Corp.	30,103	8,820,781
Lumentum Holdings, Inc. (a)	1,858	1,326,501
Marvell Technology, Inc.	21,072	3,952,264
Microchip Technology, Inc.	13,028	967,850
Micron Technology, Inc.	27,155	22,349,380
Microsoft Corp.	179,003	83,186,274
Monolithic Power Systems, Inc.	1,164	1,659,899

Motorola Solutions, Inc.	3,994	1,740,386
NetApp, Inc.	4,728	843,948
NVIDIA Corp.	583,676	117,172,957
NXP Semiconductors NV	6,055	1,387,564
ON Semiconductor Corp. (a)	9,426	769,256
Oracle Corp.	40,874	5,308,306
Palantir Technologies, Inc. - Class A (a)	55,332	6,809,156
Palo Alto Networks, Inc. (a)	19,525	6,478,981
PTC, Inc. (a)	2,776	380,867
Qnity Electronics, Inc.	5,044	661,672
QUALCOMM, Inc.	25,393	3,748,261
Roper Technologies, Inc.	2,418	947,783
salesforce.com, Inc.	19,690	3,623,354
Sandisk Corp. (a)	3,539	4,299,283
Seagate Technology Holdings PLC	5,393	4,617,109
ServiceNow, Inc. (a)	24,826	2,761,396
Skyworks Solutions, Inc. (b)	3,594	223,834
Super Micro Computer, Inc. (a)	13,529	384,224
Synopsys, Inc. (a)	4,593	1,785,575
TE Connectivity PLC	7,014	1,442,710
Teledyne Technologies, Inc. (a)	1,097	719,160
Teradyne, Inc.	3,772	1,386,927
Texas Instruments, Inc.	21,917	6,043,394
Trimble, Inc. (a)	5,601	316,905
Tyler Technologies, Inc. (a)	999	309,290
VeriSign, Inc.	1,954	566,699
Western Digital Corp.	8,285	4,513,999
Workday, Inc. - Class A (a)	4,878	782,139
Zebra Technologies Corp. - Class A (a)	1,128	331,429
		567,381,909

Materials - 1.6%
Air Products & Chemicals, Inc.	5,357	1,579,726
Albemarle Corp.	2,833	333,274
Amcor PLC	11,112	498,706
Avery Dennison Corp.	1,827	310,097
Ball Corp.	6,413	416,204
CF Industries Holdings, Inc.	3,669	459,322
Corteva, Inc.	16,089	1,266,365
CRH PLC	16,075	1,527,286
Dow, Inc.	17,340	525,228
Ecolab, Inc.	6,074	1,686,325
Freeport-McMoRan, Inc.	34,624	2,168,501
International Flavors & Fragrances, Inc. (b)	6,121	484,906
International Paper Co.	12,755	520,787
Linde PLC	11,112	5,315,758
LyondellBasell Industries NV - Class A	6,190	384,275
Martin Marietta Materials, Inc.	1,442	757,252
Mosaic Co.	7,656	169,351
Newmont Goldcorp Corp.	25,711	2,409,378
Nucor Corp.	5,475	1,408,663
Packaging Corp. of America	2,109	518,476
PPG Industries, Inc.	5,362	592,608
Sherwin-Williams Co.	5,514	1,879,447
Smurfit Westrock PLC (b)	12,637	580,923
Steel Dynamics, Inc.	3,246	815,590
Vulcan Materials Co.	3,110	835,253
		27,443,701

Real Estate - 0.1%
CBRE Group, Inc. - Class A (a)	7,035	1,032,808
CoStar Group, Inc. (a)	9,812	282,193
		1,315,001

Utilities - 2.0%
AES Corp.	17,163	251,953
Alliant Energy Corp. (b)	6,191	438,199
Ameren Corp.	6,659	729,893
American Electric Power Co., Inc.	13,097	1,674,452
American Water Works Co., Inc.	4,680	627,916
Atmos Energy Corp.	4,016	693,885
CenterPoint Energy, Inc. (b)	15,746	661,962
CMS Energy Corp.	7,412	533,590
Consolidated Edison, Inc.	8,879	966,479
Constellation Energy Corp.	7,699	2,022,912
Dominion Energy, Inc. (b)	21,164	1,463,914
DTE Energy Co.	4,979	706,371
Duke Energy Corp.	18,754	2,352,314
Edison International	9,260	679,406
Entergy Corp.	11,007	1,184,573
Evergy, Inc.	5,540	459,875
Eversource Energy	9,056	648,319
Exelon Corp.	24,637	1,128,867
FirstEnergy Corp.	12,511	604,407
NextEra Energy, Inc.	50,255	4,368,165
NiSource, Inc.	11,547	513,033
NRG Energy, Inc.	5,083	682,596
PG&E Corp.	53,064	922,252
Pinnacle West Capital Corp. (b)	2,909	293,780
PPL Corp.	18,116	637,864
Public Service Enterprise Group, Inc.	11,990	919,393
Sempra	15,735	1,393,334
Southern Co.	27,145	2,566,288
Vistra Corp.	7,635	1,131,431
WEC Energy Group, Inc.	7,841	857,962
Xcel Energy, Inc. (b)	15,010	1,173,782
		33,289,167
TOTAL COMMON STOCKS (Cost $1,225,862,189)		1,521,776,094

U.S. TREASURY SECURITIES - 8.3%	Par	Value
United States Treasury Note/Bond
3.50%, 09/30/2026	15,000,000	14,991,970
4.25%, 12/31/2026	14,500,000	14,517,434
2.50%, 03/31/2027	14,000,000	13,861,623
3.25%, 06/30/2027	14,000,000	13,889,756
4.13%, 09/30/2027	14,000,000	13,986,875
3.88%, 12/31/2027	14,000,000	13,927,813
3.63%, 03/31/2028	14,000,000	13,854,258
4.00%, 06/30/2028	14,000,000	13,924,805
4.63%, 09/30/2028	14,000,000	14,088,320
3.75%, 12/31/2028	14,000,000	13,813,789
TOTAL U.S. TREASURY SECURITIES (Cost $141,605,600)		140,856,643

REAL ESTATE INVESTMENT TRUSTS - 1.6%	Shares	Value
Real Estate - 1.6%
Alexandria Real Estate Equities, Inc.	3,779	194,430
American Tower Corp.	11,195	1,940,765
AvalonBay Communities, Inc.	3,325	617,153

BXP, Inc. (b)	3,545		248,575
Camden Property Trust	2,408		266,830
Crown Castle, Inc.	10,505		801,532
Digital Realty Trust, Inc.	8,360		1,576,027
Equinix, Inc.	2,346		2,391,231
Equity Residential	8,198		544,757
Essex Property Trust, Inc.	1,541		437,860
Extra Space Storage, Inc.	5,089		753,376
Federal Realty Investment Trust	1,877		232,917
Healthpeak Properties, Inc.	16,607		362,531
Host Hotels & Resorts, Inc.	15,342		385,544
Invitation Homes, Inc.	13,154		390,937
Iron Mountain, Inc.	7,145		873,976
Kimco Realty Corp.	16,220		413,286
Mid-America Apartment Communities, Inc.	2,797		370,155
Prologis, Inc.	22,438		3,244,759
Public Storage	4,036		1,308,350
Realty Income Corp.	22,441		1,433,307
Regency Centers Corp.	3,966		318,430
SBA Communications Corp.	2,555		462,404
Simon Property Group, Inc.	7,807		1,790,692
UDR, Inc.	7,102		271,012
Ventas, Inc.	11,705		1,094,535
VICI Properties, Inc.	26,303		693,084
Welltower, Inc.	16,993		3,983,839
Weyerhaeuser Co.	17,348		434,220
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $25,079,452)			27,836,514

RIGHTS - 0.0% (d)	Shares		Value
Financials - 0.0% (d)
TPG, Inc., Expires 04/08/2027, Exercise Price $3.00 (a)(e)	5,010		0
TOTAL RIGHTS (Cost $0)			0

SHORT-TERM INVESTMENTS
INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 0.6%	Units		Value
Mount Vernon Liquid Assets Portfolio, LLC, 3.79% (f)	10,877,149		10,877,149
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $10,877,149)			10,877,149

TOTAL INVESTMENTS - 99.7% (Cost $1,403,424,390)			1,701,346,400
Other Assets in Excess of Liabilities - 0.3%		0.00280	4,769,780
TOTAL NET ASSETS - 100.0%			$ 1,706,116,180

Par amount is in USD unless otherwise indicated.
Percentages are stated as a percent of net assets.

The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan as of July 31, 2026. The fair value of these securities was $10,540,553.
(c)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect that industry or sector.

(d)	Represents less than 0.05% of net assets.
(e)
Fair value determined using significant unobservable inputs in accordance with procedures established by and under the supervision of the Adviser, acting as Valuation Designee. These securities represented $0 or 0.0% of net assets as of July 31, 2026.

(f)	The rate shown represents the 7-day annualized yield as of July 31, 2026.

Pacer Metaurus US Large Cap Dividend Multiplier 400 ETF
Schedule of Futures Contracts
July 31, 2026 (Unaudited)

Description	Contracts Purchased	Expiration Date	Notional Value	Value / Unrealized Appreciation (Depreciation)
S&P 500 Annual Dividend Index	2,904	12/18/2026	$ 61,528,500	$ 4,984,376
S&P 500 Annual Dividend Index	2,904	12/17/2027	63,416,100	6,203,508
S&P 500 Annual Dividend Index	2,904	12/15/2028	64,323,600	5,215,958
Net Unrealized Appreciation (Depreciation)		$ –	$ –	$ 16,403,842

Summary of Fair Value Disclosure as of July 31, 2026 (Unaudited)

Pacer Metaurus US Large Cap Dividend Multiplier 400 ETF has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.
The following is a summary of the fair valuation hierarchy of the Fund’s securities as of July 31, 2026:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$ 1,521,776,094	$ –	$ –	$ 1,521,776,094
U.S. Treasury Securities	–	140,856,643	–	140,856,643
Real Estate Investment Trusts	27,836,514	–	–	27,836,514
Rights	–	–	0	0
Investments Purchased with Proceeds from Securities Lending (a)	–	–	–	10,877,149
Total Investments	$ 1,549,612,608	$ 140,856,643	$ 0	$ 1,701,346,400

Other Financial Instruments:
Futures Contracts *	$ 16,403,842	$ –	$ –	$ 16,403,842
Total Other Financial Instruments	$ 16,403,842	$ –	$ –	$ 16,403,842

* The fair value of the Fund's investment represents the unrealized appreciation (depreciation) as of July 31, 2026.

Refer to the Schedule of Investments for further disaggregation of investment categories.
(a)
Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amount presented in the table is intended to permit reconciliation of the fair value hierarchy to the amounts listed in the Schedule of Investments.

Fair Value Measurement Using Significant Unobservable Inputs	Level 3
Beginning balance as of October 31, 2025	$ 0
Ending balance as of July 31, 2026	$ 0
$0
Change in unrealized appreciation/depreciation still held as of July 31, 2026	$ 0
0

Description	Fair Value as of July 31, 2026	Valuation Technique	Unobservable Inputs	Input Values (Ranges)
Rights	$ 0	0	0	$ –
	$ 0